Other long term liabilities, Capital Lease (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital lease net value
Equipment and module	¥ 500,389	¥ 41,808
Less: accumulated depreciation	(10,726)	(348)
Net Value	¥ 489,663	¥ 41,460